Document and Entity Information	Aug. 20, 2025
Document Information [Line Items]
Entity Central Index Key	0002022416
Entity Registrant Name	Silexion Therapeutics Corp
Document Type	8-K
Document Period End Date	Aug. 20, 2025
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12 Abba Hillel Road
Entity Address, City or Town	Ramat-Gan
Entity Address, Postal Zip Code	5250606
Entity Address, Country	IL
City Area Code	+972
Local Phone Number	3-7564999
Entity File Number	001-42253
Entity Tax Identification Number	00-0000000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Silexion Therapeutics Corp and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations, changes in redeemable convertible preferred shares and capital deficiency and cash flows for the each of the two years then ended, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Warrants exercisable for ordinary shares [Member]
Document Information [Line Items]
Trading Symbol	SLXNW
Security Exchange Name	NASDAQ
Title of 12(b) Security	Warrants exercisable for Ordinary Shares at an exercise price of $1,552.50 per share
Ordinary Shares Par Value 00135 Per Share [Member]
Document Information [Line Items]
Trading Symbol	SLXN
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary Shares, par value $0.0135 per share